Commitments and Contingencies - Summary of Contractual Obligations (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		$ 212,382	$ 151,586
2024		80,840	229,460
2025		250,432	209,633
2026		65,032	92,381
2027		28,909	50,403
Thereafter	[1]	124,452	82,479
Total		762,047	815,942
2023 Operting		924	398
2024		1,246	181
2025		1,209	181
Lessee, Operating Lease, Liability, to be Paid, Year Four		1,211	181
Lessee, Operating Lease, Liability, to be Paid, Year Five		0	0
Thereafter		0	0
Total		4,590	$ 941
2023		212,615
2024		81,764
2025		351,641
2026		114,184
2027		30,121
Thereafter		76,312
Total		866,637
Navigator Aurora Facility [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2026		48,140
Total		48,140
Office operating leases [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023 Operting	[2]	233
2024	[2]	924
2025	[2]	1,209
Lessee, Operating Lease, Liability, to be Paid, Year Four	[2]	1,012
Lessee, Operating Lease, Liability, to be Paid, Year Five	[2]	1,212
Thereafter	[2]	0
Total	[2]	4,590
Secured term loan facilities and revolving credit facilities [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2023		212,382
2024		80,840
2025		250,432
2026		65,032
2027		28,909
Thereafter		76,312
Total		713,907
2020 Bonds [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
2025		100,000
Total		$ 100,000

[1]	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)
[2]	The Company occupies office space in London with a new lease that commenced in January 2022 for a period of 10 years with a mutual break option in January 2027, which is the fifth anniversary from the lease commencement date. The annual gross rent under this lease is approximately $1.1 million, with an initial rent free period of 27 months, of which 13 months of the rent free period is repayable in the event that the break option is exercised. The lease term for our representative office in Gdynia, Poland was revised from January 2022 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000. The Company occupies office space in Copenhagen with a lease commenced in September 2021 that expires in December 2025. The gross rent per year is approximately $180,000. The weighted average remaining contractual lease term for the above four office leases on December 31, 2022, was 3.89 years (December 31, 2021: 3.1 years).